Summary of Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2022 yr	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Foreign exchange rates [abstract]
RM to USD Year End	4.4025	4.175	4.0225
RM to USD Average Rate	4.3983	4.1403	4.197